Expenses and other income	12 Months Ended
Jun. 30, 2019
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Expenses and other income

5    Expenses and other income

	2019	2018	2017
	US$M	US$M	US$M
Employee benefits expense:
Wages, salaries and redundancies	3,683	3,653	3,392
Employee share awards	138	123	105
Social security costs	4	4	3
Pension and other post-retirement obligations	292	292	273
Less employee benefits expense classified as exploration and evaluation expenditure	(85)	(82)	(79)
Changes in inventories of finished goods and work in progress	496	(142)	(743)
Raw materials and consumables used	4,591	4,389	3,830
Freight and transportation	2,378	2,294	1,786
External services	4,745	4,786	4,037
Third party commodity purchases	1,069	1,374	1,060
Net foreign exchange (gains)/losses	(147)	(93)	103
Government royalties paid and payable	2,538	2,168	1,986
Exploration and evaluation expenditure incurred and expensed in the current period	516	641	610
Depreciation and amortisation expense	5,829	6,288	6,184
Net impairments:
Property, plant and equipment	250	318	160
Goodwill and other intangible assets	14	14	33
Available for sale financial assets	–	1	–
Operating lease rentals	405	421	391
All other operating expenses	1,306	1,078	989

Total expenses	28,022	27,527	24,120

(Gains)/losses on disposal of property, plant and equipment	(22)	10	(286)
Other income	(371)	(257)	(376)

Total other income	(393)	(247)	(662)

Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling interests and joint arrangements, dividend income, royalties, commission income and gains or losses on divestment of subsidiaries or operations.

Recognition and measurement

Income is recognised when it is probable that the economic benefits associated with a transaction will flow to the Group and they can be reliably measured. Dividends are recognised upon declaration.